Variable Interest Entities (“VIEs”) (Details)	12 Months Ended
Jun. 30, 2024
Variable Interest Entities (“VIEs”) (Details) [Line Items]
Percentage of net revenues	10.02%
Percentage of assets	9.92%
Puyi Bohui [Member]
Variable Interest Entities (“VIEs”) (Details) [Line Items]
Equity interests	0.96%
Xinbao Investment [Member]
Variable Interest Entities (“VIEs”) (Details) [Line Items]
Equity interests	49.00%